Stock-Based Compensation - Schedule of restricted stock and other stock-based award activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares
Balance as of December 31, 2024 (Beginning balance) (in shares)	107
Granted (in shares)	50
Vested (in shares)	(52)
Forfeited/cancelled (in shares)	(36)
Employee transfers and other, net (in shares)	21
Balance as of December 31, 2025 (Ending Balance) (in shares)	90	107
Total unrecognized compensation expense related to restricted awards (in millions)	$ 18
Weighted-average years to be recognized over	1 year 1 month 13 days
Weighted-average grant-date fair value
Balance as of December 31, 2024 (Beginning balance)	$ 385.68
Granted	509.03	$ 419.95	$ 337.63
Vested	387.65
Forfeited/cancelled	414.51
Employee transfers and other, net	306.15
Balance as of December 31, 2025 (Ending balance)	$ 458.11	$ 385.68